VESSELS, NET (Tables)	12 Months Ended
Dec. 31, 2011
VESSELS, NET [Abstract]
Vessels, net
All figures in USD ‘000	Vessels	Drydocking	Total
Net Book Value December 31, 2010	971,018	17,245	988,263
Accumulated depreciation December 31, 2010	275,744	19,782	295,526
Depreciation expense 2010	53,181	9,364	62,545
Net Book Value December 31, 2011	1,005,147	17,646	1,022,793
Accumulated depreciation December 31, 2011	334,846	9,398	344,244
Depreciation expense 2011	59,102	5,524	64,626

Capitalized costs
The table below shows total capitalized costs related to the two newbuildings delivered in 2011:

All figures in USD ‘000	2011	2010
Newbuilding - Nordic Breeze
Instalment	64,750	35,700
Capitalized interest	417	191
Capitalized cost	2,091	183
Total Newbuilding – Nordic Breeze as per December 31,	67,258	36,074

All figures in USD ‘000		2010
Newbuilding – Nordic Zenith
Instalment	64,750	35,700
Capitalized interest	501	191
Capitalized cost	2,035	160
Total Newbuilding – Nordic Breeze as per December 31,	67,286	36,051
Total as per December 31,	134,544	72,125